Pension and Postretirement Expense Level 4 (Details) - Components of Net Pension and Non-pension postretirement Expense (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
United States Pension Plans of US Entity, Defined Benefit [Member]
Pension Benefits and Non-Pension Postretirement Benefits Disclosures Table Text Block [Line Items]
Service cost	$ 3	$ 2	$ 3
Interest cost	12	14	15
Expected return on assets	(16)	(17)	(16)
Amortization of prior service cost	0	0	0
Recognized actuarial loss	8	7	8
Net expense (benefit)	7	6	10
Foreign Pension Plans, Defined Benefit [Member]
Pension Benefits and Non-Pension Postretirement Benefits Disclosures Table Text Block [Line Items]
Service cost	8	8	8
Interest cost	17	17	15
Expected return on assets	(13)	(12)	(11)
Amortization of prior service cost	1	1	0
Recognized actuarial loss	0	0	1
Net expense (benefit)	13	14	13
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Pension Benefits and Non-Pension Postretirement Benefits Disclosures Table Text Block [Line Items]
Service cost	0	0	0
Interest cost	1	1	1
Amortization of prior service cost	(8)	(10)	(11)
Recognized actuarial loss	0	(1)	0
Net expense (benefit)	(7)	(10)	(10)
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Pension Benefits and Non-Pension Postretirement Benefits Disclosures Table Text Block [Line Items]
Service cost	1	0	0
Interest cost	0	0	0
Amortization of prior service cost	0	0	0
Recognized actuarial loss	(1)	0	0
Net expense (benefit)	$ 0	$ 0	$ 0